INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2019
INTANGIBLE ASSETS, NET
Schedule of Finite-Lived Intangible Assets

	June 30,
	2018			2019
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value

Patents and copyrights	$3,752	(566)	3,186	$1,998	(615)	1,383

	$3,752	(566)	3,186	$1,998	(615)	1,383

Schedule of Annual amortization expense relating to the existing intangible assets

The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2020	$311
2021	311
2022	311
2023	311
2024	139
$1,383